Line of credit, short term loan and notes payable, Components of Debt (Q1) (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Jan. 13, 2020	Dec. 19, 2019	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Nov. 04, 2019
Debt Instruments [Abstract]
Total debt				$ 39,948	$ 37,250		$ 6,200
November 2019 Notes Payable, Net (November 2019 Notes) [Member]
Debt Instruments [Abstract]
Total debt				$ 2,839	$ 2,769
Rate				10.00%	10.00%				10.00%
Maturity date				Nov. 04, 2021	Nov. 04, 2021
Seller Notes [Member]
Debt Instruments [Abstract]
Rate			10.00%
Maturity date			Jun. 30, 2023
December 2019 Senior Notes Payable, Seller Notes [Member]
Debt Instruments [Abstract]
Total debt				$ 9,494	$ 9,191		0
Rate				10.00%	10.00%
Maturity date				Jun. 30, 2023	Jun. 30, 2023
December 2019 Junior Notes Payable, Seller Notes [Member]
Debt Instruments [Abstract]
Total debt				$ 4,565	$ 4,410
Rate				10.00%	10.00%
Maturity date				Jun. 30, 2023	Jun. 30, 2023
ABG Notes [Member]
Debt Instruments [Abstract]
Total debt				$ 661	$ 0
Rate		10.00%		10.00%		[1]
Maturity date		Jun. 30, 2023		Jun. 30, 2023
Short Term Loan, Net [Member]
Debt Instruments [Abstract]
Total debt				$ 17,023	$ 16,061
Rate	[1]
Maturity date				Dec. 19, 2020	Dec. 19, 2020
Lines of Credit, Net [Member]
Debt Instruments [Abstract]
Total debt				$ 5,366	$ 4,819		$ 4,600
Rate				[1]		[1]		[2]
Maturity date				Dec. 19, 2020	Dec. 19, 2020		May 06, 2019
Lines of Credit, Net [Member] | Bank of Montreal Prime [Member]
Debt Instruments [Abstract]
Basis spread on variable interest rate				8.05%	8.05%

[1]	Interest at Bank of Montreal Prime plus 8.05%
[2]	Interest at LIBOR plus 3%